UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:____________

Central Index Key Number of securitizer:___________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

ACHM Trust 2024-HE1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of Securitizer: 0002020165

Central Index Key Number of issuing entity (if applicable):____________

Central Index Key Number of underwriter (if applicable):_____________

Kevin Cole, Vice President, Strategic Finance
Telephone (214) 907-7156
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lendage, LLC
(Securitizer)

By:	/s/ Kevin Cole
Name: Kevin Cole
Title: Vice President, Strategic Finance

Date: April 17, 2024

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

Exhibit 99.2	Clayton Valuations Summary

Exhibit 99.3	Clayton Rating Agency ATR QM Data Fields

Exhibit 99.4	Clayton Waived Conditions Report

Exhibit 99.5	Clayton Loan Level Tape Compare

Exhibit 99.6	Clayton Conditions Report

Exhibit 99.7	Clayton Loan Level Tape Compare (Compliance Only)

Exhibit 99.8	Clayton Conditions Report (Compliance Only)

Exhibit 99.9	Clayton ATR QM Upload